Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash	$ 2,114	$ 421	$ 485
Due from Rose Petroleum	0	27,147	0
Investment in Rio Silver equities	85,213	109,532	59,753
Prepaid expenses & other current assets	59,103	121,283	25,729
Total current assets	146,430	258,383	85,967
Mineral rights, net of impairment	373,713	323,200	323,200
Property, plant & equipment net of accumulated depreciation of $105,574 and $11,822, respectively	1,137,261	1,155,811	0
Other Assets:
Prepaid expenses and other assets	301,158	216,151	29,792
Total other assets	301,158	216,151	29,792
Total assets	1,958,562	1,953,545	438,959
Current liabilities:
Accounts payable	485,222	270,424	50,868
Accrued liabilities	121,670	60,296	75,592
Line of credit - related party	832,500	932,500	932,500
Notes payable - related parties	1,212,929	1,197,437	65,000
Note payable	107,677	100,783	0
Accrued interest - related parties	361,134	238,651	161,639
Convertible note payable	347,010	271,697	33,020
Accrued interest	23,063	5,750	1,316
Advances payable, related party	45,148	8,100	0
Derivative liabilty			119,500
Total current liabilities	3,536,353	3,085,638	1,439,435
Long term liabilities:
Asset Retirement Obligation	121,815	115,914	0
Total liabilities	3,658,168	3,201,552	1,439,435
Shareholders' deficit:
Preferred shares, $.001 par value, 25,000,000 shares authorized, no shares issued and outstanding	0	0	0
Common shares - $0.001 par value; 1,000,000,000 shares authorized, 138,099,417 and 95,581,382 shares issued and outstanding, respectively	138,099	95,581	64,631
Additional paid-in capital	3,611,635	2,803,870	856,822
Accumulated other comprehensive loss	(12,288)	(87,570)	0
Accumulated deficit	(5,437,052)	(4,059,888)	(1,921,929)
Shareholders' deficit	(1,699,606)	(1,248,007)	(1,000,476)
Total liabilities and shareholders' deficit	$ 1,958,562	$ 1,953,545	$ 438,959